Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other payables
Summary of accrued expenses and other payables

	As of December 31,
	2022	2023
	RMB	RMB
Payments received on behalf of manachised hotels (i)	199,395	441,174
VAT and other taxes payable	19,871	68,719
Deposits	53,203	64,672
Service fee	15,648	64,211
Payable for purchase of property and equipment	12,617	16,079
Others	29,548	29,536
Total	330,282	684,391
(i)The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.